Events After the Date of the Statement of Financial Position - Additional Information (Detail) $ in Millions	Feb. 26, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of bonds issued	32,721
Issuance of convertible bonds in shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Total amount of convertible bonds issued	$ 32.7